Insurance and Reinsurance Contract Assets and Liabilities - Expected Recognition of Contractual Service Margin (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	$ 23,424	$ 21,301
Less than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,027	1,912
1 to 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	6,614	6,113
5 to 10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	4,306	5,069
10 to 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	4,397	5,139
More than 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	6,080	3,068
Canada
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	4,110	4,061
Canada | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	4,739	4,343
Canada | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(629)	(282)
Canada | Less than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	373	343
Canada | Less than 1 year | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	426	379
Canada | Less than 1 year | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(53)	(36)
Canada | 1 to 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,197	1,130
Canada | 1 to 5 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,347	1,213
Canada | 1 to 5 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(150)	(83)
Canada | 5 to 10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	990	964
Canada | 5 to 10 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,116	1,016
Canada | 5 to 10 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(126)	(52)
Canada | 10 to 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,029	1,038
Canada | 10 to 20 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,173	1,084
Canada | 10 to 20 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(144)	(46)
Canada | More than 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	521	586
Canada | More than 20 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	677	651
Canada | More than 20 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(156)	(65)
U.S.
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,468	3,737
U.S. | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	4,561	3,702
U.S. | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(2,093)	35
U.S. | Less than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	196	338
U.S. | Less than 1 year | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	474	388
U.S. | Less than 1 year | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(278)	(50)
U.S. | 1 to 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	675	1,096
U.S. | 1 to 5 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,510	1,235
U.S. | 1 to 5 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(835)	(139)
U.S. | 5 to 10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	625	933
U.S. | 5 to 10 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,194	968
U.S. | 5 to 10 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(569)	(35)
U.S. | 10 to 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	642	913
U.S. | 10 to 20 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,023	823
U.S. | 10 to 20 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(381)	90
U.S. | More than 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	330	457
U.S. | More than 20 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	360	288
U.S. | More than 20 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(30)	169
Asia
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	16,837	13,478
Asia | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	17,605	14,171
Asia | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(768)	(693)
Asia | Less than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,455	1,229
Asia | Less than 1 year | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,527	1,273
Asia | Less than 1 year | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(72)	(44)
Asia | 1 to 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	4,711	3,864
Asia | 1 to 5 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	5,006	4,066
Asia | 1 to 5 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(295)	(202)
Asia | 5 to 10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,667	3,147
Asia | 5 to 10 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,861	3,320
Asia | 5 to 10 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(194)	(173)
Asia | 10 to 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,757	3,203
Asia | 10 to 20 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	2,815	3,308
Asia | 10 to 20 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(58)	(105)
Asia | More than 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	5,247	2,035
Asia | More than 20 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	5,396	2,204
Asia | More than 20 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(149)	(169)
Corporate and Other
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	9	25
Corporate and Other | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(140)	(112)
Corporate and Other | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	149	137
Corporate and Other | Less than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	3	2
Corporate and Other | Less than 1 year | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(10)	(8)
Corporate and Other | Less than 1 year | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	13	10
Corporate and Other | 1 to 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	31	23
Corporate and Other | 1 to 5 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(36)	(28)
Corporate and Other | 1 to 5 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	67	51
Corporate and Other | 5 to 10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	24	25
Corporate and Other | 5 to 10 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(35)	(28)
Corporate and Other | 5 to 10 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	59	53
Corporate and Other | 10 to 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(31)	(15)
Corporate and Other | 10 to 20 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(42)	(34)
Corporate and Other | 10 to 20 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	11	19
Corporate and Other | More than 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(18)	(10)
Corporate and Other | More than 20 years | Insurance contracts issued
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(17)	(14)
Corporate and Other | More than 20 years | Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	$ (1)	$ 4